Share option scheme and restricted stock units - Outstanding equity instruments (Details)	Dec. 31, 2019 shares £ / shares	Jan. 31, 2019 shares	Jan. 31, 2018 shares
Share Options
Number of shares (in shares)	23,224,188	9,168,396	8,577,236
Approved EMI scheme
Share Options
Number of shares (in shares)	250,392
Unapproved scheme
Share Options
Number of shares (in shares)	22,973,796
April 7, 2011 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.65
Number of shares (in shares)	5,873
May 10, 2012 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.60
Number of shares (in shares)	150,046
December 24, 2012 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.85
Number of shares (in shares)	21,500
January 31, 2013 | Approved EMI scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.20
Number of shares (in shares)	72,973
December 18, 2013 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.20
Number of shares (in shares)	76,364
July 15, 2014 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.80
Number of shares (in shares)	100,000
June 23, 2016 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.01
Number of shares (in shares)	110,576
Tranche one | October 19, 2018 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.30
Number of shares (in shares)	3,941,886
Tranche one | March 29, 2019 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.275
Number of shares (in shares)	4,580,000
Tranche one | December 23, 2019 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.21
Number of shares (in shares)	3,000,000
Tranche two | October 19, 2018 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.30
Number of shares (in shares)	3,814,970
Tranche two | March 29, 2019 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.275
Number of shares (in shares)	6,500,000
Tranche two | December 23, 2019 | Unapproved scheme
Share Options
Exercise price of outstanding share options (in Pounds per share) | £ / shares	£ 0.21
Number of shares (in shares)	850,000
Restricted Stock Units (RSUs)
Other Equity Instruments
Number of shares (in shares)	692,306	814,256	275,877
Restricted Stock Units (RSUs) | January 11, 2019 | Unapproved scheme
Other Equity Instruments
Exercise price of outstanding other equity instruments (in Pounds per share) | £ / shares	£ 0.01
Number of shares (in shares)	692,306
Warrants
Other Equity Instruments
Number of shares (in shares)	43,100,425
Warrants | Consultant scheme
Other Equity Instruments
Number of shares (in shares)	16,793,660
Warrants | December 24, 2019 | Consultant scheme
Other Equity Instruments
Exercise price of outstanding other equity instruments (in Pounds per share) | £ / shares	£ 0.22
Number of shares (in shares)	16,793,660